TAXATION - Reconciliation of tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate	25.00%	25.00%	25.00%
Non-deductible expenses and non-taxable income incurred
Share-based compensation expenses	6.00%	(89.00%)	(38.00%)
Change in fair value of equity securities investments and exchangeable senior notes	(22.00%)	(21.00%)	0.00%
Gain on deconsolidation of a subsidiary	0.00%	0.00%	15.00%
Others	(2.00%)	1.00%	3.00%
R&D expense super deduction	(16.00%)	65.00%	0.00%
Effect of tax holiday	(7.00%)	75.00%	27.00%
Difference in tax rates of subsidiaries outside PRC	19.00%	(37.00%)	(37.00%)
Changes in valuation allowance	23.00%	(76.00%)	(24.00%)
Effective EIT rate (as a percent)	26.00%	(57.00%)	(29.00%)